INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

16.INCOME TAXES

Income Tax Benefit (Expense)

Income taxes recognized in the Combined Statement of Profit or Loss and Other Comprehensive Income are as follows:

in € thousand	2023	2022	2021
Current income tax (expense) / income	(1,044)	(2,908)	(1,839)
thereof prior years	168	(6)	(35)
Deferred tax (expense) / income	(1,735)	4,832	(3,357)
thereof temporary differences	(1,853)	12,693	(12,367)
thereof tax loss/interest carryforwards	118	(7,861)	9,010
Income tax as per statement of profit or loss	(2,778)	1,924	(5,195)

For entities domiciled within Germany a corporation tax rate of 15% was used for the calculation of deferred taxes. In addition, a solidarity surcharge of 5.5% on corporation tax and a trade tax rate of 13.3% were taken into account. This resulted in an overall tax rate of 29.125% (2022: 29.125%, 2021: 29.125%) for German companies, which is also SCHMID’s tax rate. At international SCHMID companies, the respective country-specific tax rates were used for the calculation of current and deferred taxes.

Tax Rate Reconciliation

The following table presents the reconciliation of expected tax expense and reported tax expense. Expected tax expense is determined by multiplying combined profit before tax from continuing operations by the total SCHMID tax rate of 29.125%:

in € thousand	2023	2022	2021
Income (loss) before income tax	40,732	1,667	(22,082)
Income tax rate	29.125%	29.125%	29.125%
Expected income tax income (expense)	(11,863)	(485)	6,431
Tax rate differences	891	911	(2,270)
Non-deductible expenses	(79)	(573)	(1,204)
Tax -free income	1,263	495	2,755
Trade tax modifications	(116)	(269)	(417)
Tax effects from withholding tax	(166)	(370)	(1,485)
Tax effects from prior years	488	642	634
Permanent differences resulting from the statement of financial position	2,912	(8)	(2,486)
Loss utilisation of previously not recognized tax loss carryforwards	0	1,152	556
Change in valuation allowance from temporary differences and tax loss carryforwards	3,598	927	(4,904)
Change from interest carryforwards	333	(957)	(2,827)
Other reconciling items	(38)	460	21
Income tax benefit (expense)	(2,778)	1,924	(5,195)
Effective tax rate in %	6.82%	(115.46)%	(23.53)%

Deferred Taxes

The deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) recognition on the financial statement line items in the Statement of Financial Position are summarized below:

	Deferred taxes	Deferred taxes in
	in statement of	other comprehensive	Currency translation	DTA	DTL
in € thousand	profit or loss	income	adjustments	2023	2023
Non-current assets	(13,373)	—	(116)	3,628	(6,970)
Intangible assets	239	—	(126)	1,843	(4,193)
Property, plant and equipment	(2,167)	—	9	155	(2,542)
Financial assets	(11,444)	—	1	1,630	(235)
Current assets	14,109	—	49	382	(5,584)
Inventories	(487)	—	(6)	220	(598)
Receivables and other assets	15,526	—	52	149	(3,985)
Other current assets	(899)	—	3	—	(956)
Cash and cash equivalents	(31)	—	1	13	(44)
Non-current liabilities	3,288	(7)	(8)	2,813	(7,757)
Non-current borrowings	868	—	4	17	(7,433)
Provisions for pensions	52	(7)	(7)	140	(67)
Non-current provisions	(161)	—	—	60	(257)
Non-current lease liability	2,529	—	(5)	2,596	—
Current liabilities	(8,820)	—	(124)	8,472	(2,998)
Current borrowings	(7,995)	—	—	3,803	(575)
Current contract liabilities	(929)	—	(10)	1,525	—
Trade payables and other liabilities	520	—	(109)	1,600	(665)
Other current liabilities	629	—	(20)	1,104	(30)
Current lease liability	121	—	(4)	210	—
Current provisions	(1,166)	—	19	230	(1,727)
Tax loss/interest carryforward	3,061	—	(2)	6,167	—
Tax Loss Carryforward (CIT)	1,693	—	(2)	3,408	—
Tax Loss Carryforward (Trade Tax)	1,368	—	—	2,759	—
Interest Carryforward	—	—	—	—	—
Gross value	(1,735)	(7)	(194)	21,463	(23,308)
Netting				(18,920)	18,920
Recognition in the statement of financial position				2,543	(4,388)

	Deferred taxes	Deferred taxes in
	in statement of	other comprehensive	Currency translation	DTA	DTL
in € thousand	profit or loss	income	adjustments	2022	2022
Non-current assets	9,460	—	(44)	15,085	(4,937)
Intangible assets	(28)	—	45	2,084	(4,547)
Property, plant and equipment	(78)	—	1	153	(381)
Financial assets	9,566	—	—	12,848	(9)
Current assets	(18,238)	—	70	1,801	(21,161)
Inventories	51	—	(3)	246	(131)
Trade receivables and other receivables	(18,193)	—	70	1,554	(20,969)
Other current assets	(96)	—	2	—	(60)
Cash and cash equivalents	—	—	—	—	—
Non-current liabilities	8,138	(88)	(577)	348	(8,571)
Non-current financial liabilities	7,334	—	—	—	(8,287)
Provisions for pensions	513	(88)	(575)	93	(65)
Non-current provisions	256	—	(1)	120	(155)
Non-current lease liability	35	—	(1)	136	(64)
Current liabilities	13,333	—	(67)	15,871	(1,453)
Current financial liabilites	8,367	—	—	11,223	—
Current contract liabilities	2,351	—	(4)	2,464	—
Trade payables and other liabilities	1,209	—	(51)	1,281	(757)
Other current liabilities	676	—	(5)	545	(80)
Current lease liability	27	—	(1)	93	—
Current provisions	704	—	(5)	266	(616)
Tax loss/interest carryforward	(7,861)	—	12	3,108	—
Tax Loss Carryforward (CIT)	(4,535)	—	12	1,717	—
Tax Loss Carryforward (Trade Tax)	(3,326)	—	—	1,392	—
Interest Carryforward	—	—	—	—	—
Gross value	4,832	(88)	(606)	36,213	(36,122)
Netting				(33,619)	33,619
Recognition in the statement of financial position				2,594	(2,504)

No deferred tax assets were recognized for the following tax attributes (gross):

	2023		2022		2021
in € thousand	Tax base	DTA	Tax base	DTA	Tax base	DTA
Deductible temporary differences	41,498	10,805	34,149	8,984	65,199	18,070
Tax loss carryforward (CIT)	91,405	14,701	108,229	17,415	75,903	12,641
Tax loss carryforward (trade tax)	49,147	6,536	65,308	8,686	45,834	6,096
Interest carryforward	35,229	9,089	36,956	9,535	33,209	8,568

The maturities of the tax loss carryforwards for which no deferred tax assets were recognized are as follows:

in € thousand	2023	2022	2021
Up to 5 years	2,685	5,107	3,310
Up to 10 years	1,772	1,064	927
Up to 15 years	4,508	5,187	3,943
Up to 20 years	—	—	340
unlimited	131,586	162,177	113,216

The reported tax loss and interest carryforwards mainly relate to the German SCHMID entities and can be carried forward indefinitely (German minimum taxation rules and interest stripping rules apply), however, they may be subject to restrictions of the German change in ownership rules (Sec. 8c Körperschaftsteuergesetz) going forward.

The tax loss and interest carryforwards mainly relate to entities that have a history of losses which have been accumulated in the previous years. The respective entities neither have any taxable temporary difference exceeding the deductible temporary differences nor any tax planning opportunities and documentation available that could partly support the recognition of these tax attributes as deferred tax assets. On this basis, SCHMID has determined that it cannot recognize deferred tax assets on the majority of tax attributes carried forward.

Taxable temporary differences associated with investments in entities, branches and associates and interests in joint arrangements in the amount of €931 thousand as of December 31, 2023 (December 31, 2022: €937 thousand) have not been recognized.

Deferred tax assets exceeding deferred tax liabilities in the amount of €522 thousand as of December 31, 2023 (December 31, 2022: €2,594 thousand) for companies that generated a loss in the current or previous period were recognized as these are considered to be recoverable.

On 27 March 2024, the German Growth Opportunities Act (Wachstumschancengesetz) was substantively enacted. As part of this act, the German minimum taxation rule has been temporarily changed for the fiscal years 2024-2027. As a result, the loss deduction has been increased from 60% to 70%. As a result SCHMID Group could benefit by a maximum amount of €522 thousand.